Financing and Interest (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest on Credit Facilities	$ 19,550	$ 13,300
Interest on long-term notes	60,643	78,546
Interest on lease obligations	193	223
Cash interest	80,386	92,069
Early redemption expense	6,286	4,858
Accretion on asset retirement obligations	15,683	12,381
Early redemption expense	2,462	1,851
Financing and interest	$ 104,817	$ 111,159